Investment Portfolio	as of January 31, 2022 (Unaudited)
DWS Global Small Cap Fund
	Shares	Value ($)

Common Stocks 99.4%
Australia 0.3%
Liontown Resources Ltd.* (Cost $689,075)	644,170	664,154
Austria 1.8%
Wienerberger AG (Cost $2,569,920)	96,697	3,491,443
Belgium 0.4%
Euronav NV (Cost $831,957)	98,523	815,202
Bermuda 1.0%
Lazard Ltd. "A" (a) (Cost $935,173)	43,861	1,914,094
Canada 2.6%
ElectraMeccanica Vehicles Corp.* (b)	273,447	544,160
Linamar Corp.	37,963	2,103,995
Quebecor, Inc. "B"	105,034	2,483,831
(Cost $3,868,174)		5,131,986
Denmark 0.5%
Netcompany Group A/S 144A (Cost $1,440,062)	12,138	891,181
France 1.9%
Alten SA	13,943	2,268,382
Rubis SCA	21,090	682,360
Television Francaise 1	78,731	751,246
(Cost $3,554,411)		3,701,988
Germany 4.0%
AIXTRON SE	82,504	1,715,967
Deutz AG*	299,380	2,044,992
PATRIZIA AG	109,597	2,392,357
United Internet AG (Registered)	44,579	1,748,400
(Cost $5,444,252)		7,901,716
India 0.8%
WNS Holdings Ltd. (ADR)* (Cost $504,580)	19,201	1,615,956
Ireland 0.8%
Dalata Hotel Group PLC* (Cost $1,843,675)	343,977	1,656,911
Italy 2.3%
Buzzi Unicem SpA	136,779	2,854,289
Moncler SpA	26,722	1,709,101
(Cost $3,789,655)		4,563,390
Japan 7.7%
Ai Holdings Corp.	109,842	1,711,004
Anicom Holdings, Inc.	123,100	784,508

BML, Inc.	45,600	1,387,289
Furuya Metal Co., Ltd. (b)	17,000	1,513,575
Kusuri no Aoki Holdings Co., Ltd.	32,160	1,922,096
Sawai Group Holdings Co., Ltd.	33,400	1,265,378
Topcon Corp.	61,300	833,364
Toyo Kanetsu KK	24,900	542,811
UT Group Co., Ltd.	82,770	2,376,522
Zenkoku Hosho Co., Ltd. (b)	63,000	2,827,741
(Cost $9,963,024)		15,164,288
Korea 2.4%
Hanmi Semiconductor Co., Ltd.*	68,594	2,207,845
i-SENS, Inc.	45,958	1,077,584
Seah Besteel Corp.	117,448	1,485,314
(Cost $5,272,033)		4,770,743
Luxembourg 1.1%
B&M European Value Retail SA (Cost $1,205,363)	270,717	2,082,379
Netherlands 0.7%
Boskalis Westminster (Cost $1,427,280)	45,047	1,275,873
Norway 0.3%
Fjordkraft Holding ASA 144A (Cost $983,483)	114,198	488,701
Portugal 0.4%
REN - Redes Energeticas Nacionais SGPS SA (Cost $692,751)	244,473	696,923
Puerto Rico 0.7%
Popular, Inc. (Cost $1,225,066)	16,283	1,451,955
Singapore 0.4%
BW LPG, Ltd. 144A (Cost $898,181)	145,929	787,966
Spain 2.1%
Fluidra SA	90,031	2,865,965
Talgo SA 144A*	231,393	1,233,537
(Cost $2,907,660)		4,099,502
Sweden 3.1%
Dometic Group AB 144A	59,888	662,669
Fingerprint Cards AB "B"* (b)	243,622	488,514
MIPS AB	8,042	792,956
Nobina AB 144A	240,763	2,794,540
Ratos AB "B"	243,018	1,271,806
(Cost $4,398,549)		6,010,485
Switzerland 1.4%
Julius Baer Group Ltd.	26,806	1,748,131
Siegfried Holding AG (Registered)	1,240	1,003,932
(Cost $2,952,685)		2,752,063
United Kingdom 5.8%
Computacenter PLC	20,332	733,544
Domino's Pizza Group PLC	198,339	1,039,903
Drax Group PLC	288,972	2,350,310

Electrocomponents PLC	238,444	3,596,473
Genus PLC	12,128	627,945
Micro Focus International PLC	249,068	1,538,744
Softcat PLC	22,104	486,774
TechnipFMC PLC* (c)	137,232	890,636
(Cost $7,664,769)		11,264,329
United States 56.9%
Advanced Drainage Systems, Inc.	9,569	1,082,158
Affiliated Managers Group, Inc.	11,752	1,718,260
Agilysys, Inc.*	26,385	1,004,213
Alcoa Corp.	37,782	2,142,617
AMC Entertainment Holdings, Inc. "A"* (b)	25,713	412,951
Americold Realty Trust (REIT)	55,686	1,584,267
Amicus Therapeutics, Inc.*	77,300	727,393
Amneal Pharmaceuticals, Inc.*	175,157	775,946
Anika Therapeutics, Inc.*	19,233	611,609
Armada Hoffler Properties, Inc. (REIT)	42,191	591,940
Avis Budget Group, Inc.*	9,951	1,753,167
Benchmark Electronics, Inc.	57,293	1,383,053
Builders FirstSource, Inc.*	49,465	3,363,125
CarLotz, Inc.* (b)	613,721	1,245,854
Casey's General Stores, Inc.	17,029	3,198,217
Cleveland-Cliffs, Inc.* (b)	131,160	2,248,082
CNX Resources Corp.*	65,574	972,462
Crescent Energy, Inc. "A"* (b)	67,455	895,128
Delek U.S. Holdings, Inc.*	67,362	1,045,458
Ducommun, Inc.*	51,746	2,263,888
Easterly Government Properties, Inc. (REIT)	48,992	1,027,362
Eastern Bankshares, Inc.	85,027	1,810,225
EastGroup Properties, Inc. (REIT)	11,396	2,278,174
Envestnet, Inc.*	25,590	1,892,125
Essential Properties Realty Trust, Inc. (REIT)	19,555	519,185
First Financial Bankshares, Inc.	9,796	460,314
Five9, Inc.*	13,972	1,756,280
FNB Corp.	80,716	1,042,851
Four Corners Property Trust, Inc. (REIT)	75,838	2,052,935
Fox Factory Holding Corp.*	17,704	2,355,871
Heron Therapeutics, Inc.* (b)	96,200	837,902
Hillenbrand, Inc.	39,165	1,820,389
Hudson Pacific Properties, Inc. (REIT)	22,296	526,854
iStar, Inc. (REIT) (b)	29,602	635,555
Jack in the Box, Inc. (b)	17,456	1,589,369
Jefferies Financial Group, Inc.	93,133	3,412,393
Kronos Bio, Inc.* (b)	73,012	664,409
Lumentum Holdings, Inc.*	23,292	2,363,672
Madison Square Garden Sports Corp.*	11,095	1,842,547
Masonite International Corp.	21,600	2,143,584
ModivCare, Inc.* (b)	17,707	2,052,741
Molina Healthcare, Inc.*	11,684	3,393,968
Multiplan Corp.* (b)	165,574	667,263
National Storage Affiliates Trust (REIT)	40,712	2,506,231
New Jersey Resources Corp.	23,014	925,393
Novavax, Inc.* (b)	6,185	579,535
Option Care Health, Inc.*	65,375	1,527,831
Outset Medical, Inc.*	16,622	618,172
Pacira BioSciences, Inc.*	40,184	2,522,350
Physicians Realty Trust (REIT)	105,162	1,920,258

Precision BioSciences, Inc.*	85,772	409,132
Redwood Trust, Inc. (REIT) (b)	80,758	995,746
RPT Realty (REIT)	39,368	496,824
Rush Enterprises, Inc. "A"	69,773	3,685,410
Sana Biotechnology, Inc.* (b)	64,608	565,966
Selecta Biosciences, Inc.*	124,498	311,245
Senseonics Holdings, Inc.* (b)	193,896	519,641
SJW Group	19,175	1,320,391
SkyWest, Inc.*	25,721	981,256
South State Corp.	35,164	2,968,193
SpartanNash Co.	23,375	574,324
Spectrum Brands Holdings, Inc.	13,630	1,218,249
Synovus Financial Corp.	69,646	3,465,585
Tandem Diabetes Care, Inc.*	8,836	1,043,620
Tenneco, Inc. "A"*	82,271	863,846
Thermon Group Holdings, Inc.*	106,986	1,834,810
TopBuild Corp.*	15,122	3,518,133
Varonis Systems, Inc.*	11,803	439,780
Vista Outdoor, Inc.*	18,339	707,519
Vital Farms, Inc.*	34,134	564,235
WEX, Inc.*	6,242	1,004,837
Whiting Petroleum Corp.*	19,341	1,436,069
Xperi Holding Corp.	43,900	740,593
YETI Holdings, Inc.*	40,276	2,641,300
Zions Bancorp. NA	34,197	2,319,241
(Cost $77,253,882)		111,391,471
Total Common Stocks (Cost $142,315,660)		194,584,699

Securities Lending Collateral 6.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e) (Cost $12,964,491)	12,964,491	12,964,491

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 0.05% (d) (Cost $1,188,121)	1,188,121	1,188,121

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $156,468,272)	106.6	208,737,311
Other Assets and Liabilities, Net	(6.6)	(12,939,470)
Net Assets	100.0	195,797,841
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Securities Lending Collateral 6.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
10,486,056	2,478,435 (f)	—	—	—	5,638	—	12,964,491	12,964,491
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 0.05% (d)
3,589,538	5,787,594	8,189,011	—	—	231	—	1,188,121	1,188,121
14,075,594	8,266,029	8,189,011	—	—	5,869	—	14,152,612	14,152,612

*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2022 amounted to $13,558,994, which is 6.9% of net assets.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $603,230.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At January 31, 2022 the DWS Global Small Cap Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Industrials	35,115,689	18%
Financials	28,191,043	14%
Information Technology	26,589,403	14%
Consumer Discretionary	23,513,966	12%
Health Care	23,190,851	12%
Real Estate	16,531,942	8%
Materials	12,885,899	7%
Consumer Staples	7,477,121	4%
Energy	7,385,732	4%
Communication Services	7,238,975	4%
Utilities	6,464,078	3%
Total	194,584,699	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$664,154	$—	$664,154
Austria	—	3,491,443	—	3,491,443
Belgium	—	815,202	—	815,202
Bermuda	1,914,094	—	—	1,914,094
Canada	5,131,986	—	—	5,131,986
Denmark	—	891,181	—	891,181
France	—	3,701,988	—	3,701,988
Germany	—	7,901,716	—	7,901,716
India	1,615,956	—	—	1,615,956
Ireland	—	1,656,911	—	1,656,911
Italy	—	4,563,390	—	4,563,390
Japan	—	15,164,288	—	15,164,288
Korea	—	4,770,743	—	4,770,743
Luxembourg	—	2,082,379	—	2,082,379
Netherlands	—	1,275,873	—	1,275,873
Norway	—	488,701	—	488,701
Portugal	—	696,923	—	696,923
Puerto Rico	1,451,955	—	—	1,451,955
Singapore	—	787,966	—	787,966
Spain	—	4,099,502	—	4,099,502
Sweden	—	6,010,485	—	6,010,485
Switzerland	—	2,752,063	—	2,752,063
United Kingdom	890,636	10,373,693	—	11,264,329
United States	111,391,471	—	—	111,391,471
Short-Term Investments (a)	14,152,612	—	—	14,152,612
Total	$136,548,710	$72,188,601	$—	$208,737,311
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGSCF-PH1
R-080548-1 (1/23)